DERIVATIVE LIABILITIES	6 Months Ended
Feb. 29, 2016
DERIVATIVE LIABILITIES
DERIVATIVE LIABILITIES

NOTE 5 – DERIVATIVE LIABILITIES

In accordance with AC 815, the Company has bifurcated the conversion feature of their convertible notes and recorded a derivative liability on the date each note became convertible. The derivative liability was then revalued on each reporting date. The Company uses the Black-Scholes option pricing model to value the derivative liability. There was no derivative liability at February 29, 2016. Once the loans are fully converted, the remaining derivative liability is reclassified to equity as additional paid-in capital.

ASC 815 requires Company management to assess the fair market value of certain derivatives at each reporting period and recognize any change in the fair market value as another income or expense item. The Company’s only asset or liability measured at fair value on a recurring basis is its derivative liability associated with the above convertible debt. During the period ended February 29, 2016, the Company recorded a total change in the value of the derivative liabilities of $(396,735).

From inception to February 29, 2016 the Company has not granted any stock options.